Schedule of accounts receivable, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 659,557	$ 870,154	$ 2,514,157
Less: allowance for doubtful accounts	(215,676)	(284,542)	(143,426)
Accounts receivable, net	$ 443,881	$ 585,612	$ 2,370,731